Events occurring after the reporting period (Details) - GBP (£)	2 Months Ended	12 Months Ended
	Sep. 07, 2022	Jun. 30, 2022	Jun. 30, 2021
Events occurring after the reporting date
Net book value of disposals of intangible assets		£ 14,391,000	£ 14,330,000
Additions or extensions of intangible assets		154,664,000	118,025,000
Registrations
Events occurring after the reporting date
Net book value of disposals of intangible assets		14,391,000	14,330,000
Additions or extensions of intangible assets		£ 151,564,000	£ 115,725,000
Disposal of playing registrations | Registrations
Events occurring after the reporting date
Proceeds from disposal of registrations, net of associated costs	£ 16,590,000
Net book value of disposals of intangible assets	1,075,000
Solidarity contributions, training compensation, sell-on fees and contingent consideration receivable	192,000
Acquisition or extension of playing registrations | Registrations
Events occurring after the reporting date
Additions or extensions of intangible assets	£ 218,146,000
Due term of payments	5 years